SHAREHOLDERS’ EQUITY (Details) - USD ($)		12 Months Ended
	Nov. 02, 2015	Apr. 30, 2017	Apr. 30, 2016	Apr. 30, 2015
Number of shares, Outstanding at beginning		3,290,273	40,688
Number of shares, Employee options granted	801,250	1,017,000	4,054,250
Number of shares, Forfeited/expired		(979,136)	(804,665)
Number of shares, Outstanding at ending		3,328,137	3,290,273	40,688
Number of shares, Options vested and exercisable		2,928,137
Weighted Average Exercise Price, Outstanding at beginning		$ 1.52	$ 18.8
Weighted Average Exercise Price, Employee options granted		1.35	1.32
Weighted Average Exercise Price, Forfeited/expired		1.38	1.37
Weighted Average Exercise Price, Outstanding at ending		1.51	$ 1.52	$ 18.8
Weighted Average Exercise Price, Options vested and exercisable		$ 1.53
Total Intrinsic Value, Outstanding at beginning		$ 0	$ 0
Total Intrinsic Value, Employee options granted		$ 0	$ 0
Total Intrinsic Value, Forfeited/expired		$ 0	$ 0
Total Intrinsic Value, Outstanding at ending		$ 108,655	$ 0	$ 0
Total Intrinsic Value, Options vested and exercisable		$ 108,655
Weighted Average Remaining Contractual Life (in years) Outstanding		8 years 8 months 12 days	9 years 4 months 24 days	5 years 10 months 24 days
Weighted Average Remaining Contractual Life (in years) Options granted		9 years 3 months 18 days	7 years 7 months 6 days
Weighted Average Remaining Contractual Life (in years) Forfeited/expired		0 years	0 years
Weighted Average Remaining Contractual Life (in years) Options vested and exercisable		8 years 6 months